U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                                      Norwest Select Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                                     Intermediate Bond Fund
                                         Income Equity Fund
                                      ValuGrowth Stock Fund
                                   Small Company Stock Fund



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3.   Investment Company Act File Number:    811-8202

      Securities Act File Number:           33-74176


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4(a). Last day of fiscal year for which this Form is filed:

                                December 31, 1997



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4(b).  [ ] Check box is this Form is being filed late (I.E.,  more than
           90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.



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4(c).  [ ] Check box is this is the last  time the  issuer  will be filing  this
Form.


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
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5. Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
                                                                                               -------------------
              fiscal year pursuant to section 24(f):                                                           $0*
                                                                                               -------------------

     (ii)    Aggregate price of securities redeemed or
                                                                            -------------------
              repurchased during the fiscal year:                                           $0
                                                                            -------------------

     (iii)    Aggregate  price of securities  redeemed or or repurchased  during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                                                                            -------------------
              to the Commission:                                                            $0
                                                                            -------------------

                                                                                               -------------------
     (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:                 -                 $0
                                                                                               -------------------

     (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                                                               -------------------
             [subtract Item 5(iv) from Item 5(i)]:                                                             $0
                                                                                               -------------------

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     (vi)   Redemption credits available for use in future years                            $0
                                                                            -------------------
              -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
             Item 5(i)]:
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     (vii)  Multiplier for determining registration fee (See
                                                                                               -------------------
              Instruction C.9):                                                              x            .000295
                                                                                               -------------------

     (viii) Registration fee due [multiply Item 5(v) by Item
                                                                                               ===================
               5(vii)]  (enter "0" if no fee is due):                                        =                 $0
                                                                                               ===================

*During the fiscal period covered hereby, the Registrant offered its shares solely to unmanaged separate accounts of a single insurance company. A registration fee has been or will be paid on the securities issued by the separate accounts which are already registered under the Securities Act of 1933. Accordingly, no registration fee is due in connection with this filing.

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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                                   0 (zero) Shares

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                   0 (zero) Shares

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
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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                             -------------------
                                                           +                 $0
                                                             -------------------

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8. Total amount of the  registration fee due plus any interest due [line 5(viii)
plus line 7]:

                                                             -------------------
                                                          =                  $0
                                                             -------------------



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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:    N/A

     Method of Delivery:
                                      [ ]    Wire Transfer
                                      [ ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/  Thomas G. Sheehan
                                      ---------------------------------
                                      Thomas G. Sheehan
                                      Vice President and Assistant Secretary

Date:  March 25, 1998

  *Please print the name and title of the signing officer below the signature.

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